Financial Instruments and Financial Risk Management	6 Months Ended
Jun. 30, 2018
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 3 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Estimates of fair value

Financial instruments are measured at fair value, according to valuation methods. Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

The following table presents the group’s financial liabilities measured at fair value, net of unrecognized Day 1 Loss:

	June 30,	December 31,
	2018	2017
	Unaudited	Audited
	USD in thousands
Fair value of warrants	$948	$1,028
Unrecognized Day 1 Loss	(414)	(469)
Warrants, net	$534	$559